Janus Henderson Flexible Bond Fund

Schedule of Investments (unaudited)

September 30, 2023

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– 24.9%
208 Park Avenue Mortgage Trust 2017-280P,
CME Term SOFR 1 Month + 0.9300%, 6.5100%, 9/15/34 (144A)‡	$4,050,930	$3,931,235
A&D Mortgage Trust 2023-NQM2 A1, 6.1320%, 5/25/68 (144A)Ç	5,222,858	5,146,921
ACC Auto Trust 2022-A A, 4.5800%, 7/15/26 (144A)	994,938	985,179
Affirm Asset Securitization Trust 2020-Z2 A, 1.9000%, 1/15/25 (144A)	96,948	96,269
Aimco 2020-11A AR,
CME Term SOFR 3 Month + 1.3916%, 6.6996%, 10/17/34 (144A)‡	1,763,000	1,752,209
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49 (144A)‡	466,892	442,059
Angel Oak Mortgage Trust I LLC 2019-6,
Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 0.9500%, 2.6200%, 11/25/59 (144A)‡	412,480	393,530
Angel Oak Mortgage Trust I LLC 2020-2,
Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 2.2000%, 2.5310%, 1/26/65 (144A)‡	1,315,246	1,167,476
Angel Oak Mortgage Trust I LLC 2020-3,
Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.0000%, 2.4100%, 4/25/65 (144A)‡	1,005,701	903,205
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46 (144A)	1,717,297	1,501,098
ARES CLO Ltd 2021-60A A,
CME Term SOFR 3 Month + 1.3816%, 6.6915%, 7/18/34 (144A)‡	1,486,000	1,471,877
Arivo Acceptance Auto Loan Receivables 2022-1A A, 3.9300%, 5/15/28 (144A)	1,258,836	1,231,292
Atalaya Equipment Leasing Fund I LP 2021-1A A2, 1.2300%, 5/15/26 (144A)	1,051,645	1,035,687
Babson CLO Ltd 2018-3A A1,
CME Term SOFR 3 Month + 1.2116%, 6.5378%, 7/20/29 (144A)‡	1,769,308	1,767,807
Babson CLO Ltd 2019-3A A1R,
CME Term SOFR 3 Month + 1.3316%, 6.6578%, 4/20/31 (144A)‡	6,351,000	6,320,865
Barclays Commercial Mortgage Securities LLC 2015-SRCH,
4.1970%, 8/10/35 (144A)	9,721,000	8,607,628
BPR Trust 2022-OANA A,
CME Term SOFR 1 Month + 1.8980%, 7.2302%, 4/15/37 (144A)‡	11,487,000	11,278,615
BPR Trust 2023-BRK2 A, 0%, 11/5/28 (144A)‡	6,286,000	6,285,682
BX Commercial Mortgage Trust 2019-OC11, 3.6050%, 12/9/41 (144A)	2,160,000	1,822,735
BX Commercial Mortgage Trust 2019-OC11, 3.8560%, 12/9/41 (144A)	4,295,000	3,601,575
BX Commercial Mortgage Trust 2019-XL,
CME Term SOFR 1 Month + 1.0345%, 6.3667%, 10/15/36 (144A)‡	7,813,293	7,792,348
BX Commercial Mortgage Trust 2019-XL,
CME Term SOFR 1 Month + 1.1945%, 6.5267%, 10/15/36 (144A)‡	2,552,550	2,536,524
BX Commercial Mortgage Trust 2020-VKNG A,
CME Term SOFR 1 Month + 1.0445%, 6.3767%, 10/15/37 (144A)‡	1,032,857	1,022,250
BX Commercial Mortgage Trust 2021-LBA AJV,
CME Term SOFR 1 Month + 0.9145%, 6.2475%, 2/15/36 (144A)‡	5,348,000	5,248,837
BX Commercial Mortgage Trust 2021-LBA AV,
CME Term SOFR 1 Month + 0.9145%, 6.2475%, 2/15/36 (144A)‡	4,808,914	4,724,053
BX Commercial Mortgage Trust 2021-VINO A,
CME Term SOFR 1 Month + 0.7668%, 6.0988%, 5/15/38 (144A)‡	1,113,335	1,092,314
BX Commercial Mortgage Trust 2021-VOLT B,
CME Term SOFR 1 Month + 1.0645%, 6.3967%, 9/15/36 (144A)‡	6,188,000	5,977,233
BX Commercial Mortgage Trust 2021-VOLT D,
CME Term SOFR 1 Month + 1.7645%, 7.0967%, 9/15/36 (144A)‡	6,499,000	6,198,080
BX Commercial Mortgage Trust 2022-FOX2 A2,
CME Term SOFR 1 Month + 0.7492%, 6.0814%, 4/15/39 (144A)‡	5,663,092	5,477,730
BX Commercial Mortgage Trust 2023-VLT2 A,
CME Term SOFR 1 Month + 2.2810%, 7.6132%, 6/15/40 (144A)‡	1,109,000	1,107,146
BX Commercial Mortgage Trust 2023-VLT2 B,
CME Term SOFR 1 Month + 3.1290%, 8.4612%, 6/15/40 (144A)‡	2,466,000	2,461,313
CBAM CLO Management 2019-11RA A1,
CME Term SOFR 3 Month + 1.4416%, 6.4304%, 1/20/35 (144A)‡	7,300,000	7,230,044
CBAM CLO Management 2019-11RA B,
CME Term SOFR 3 Month + 2.0116%, 7.0004%, 1/20/35 (144A)‡	2,775,193	2,716,517
Cedar Funding Ltd 2019-11A A1R,
CME Term SOFR 3 Month + 1.3116%, 6.7155%, 5/29/32 (144A)‡	5,305,000	5,276,252
CENT Trust 2023-CITY A,
CME Term SOFR 1 Month + 2.6200%, 7.9522%, 9/15/28 (144A)‡	6,425,000	6,439,483
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61 (144A)	7,105,112	6,224,732
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61 (144A)	2,608,695	2,073,953
CF Hippolyta Issuer LLC 2022-1A A1, 5.9700%, 8/15/62 (144A)	6,581,951	6,366,150
CF Hippolyta Issuer LLC 2022-1A A2, 6.1100%, 8/15/62 (144A)	15,903,775	15,290,370
Chase Auto Credit Linked Notes 2021-2 B, 0.8890%, 12/26/28 (144A)	1,385,715	1,345,883

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Chase Mortgage Finance Corp 2021-CL1 M1,
US 30 Day Average SOFR + 1.2000%, 6.5150%, 2/25/50 (144A)‡	$3,047,528	$2,883,346
CIFC Funding Ltd 2021-4A A,
CME Term SOFR 3 Month + 1.3116%, 6.6196%, 7/15/33 (144A)‡	5,567,595	5,548,576
CIFC Funding Ltd 2021-7A B,
CME Term SOFR 3 Month + 1.8616%, 7.2072%, 1/23/35 (144A)‡	2,232,376	2,181,290
CIM Trust 2021-NR1 A1, 2.5690%, 7/25/55 (144A)Ç	2,688,860	2,609,583
CIM Trust 2021-NR4 A1, 2.8160%, 10/25/61 (144A)Ç	1,305,772	1,208,919
Cold Storage Trust 2020-ICE5 A,
CME Term SOFR 1 Month + 1.0145%, 6.3467%, 11/15/37 (144A)‡	10,993,766	10,890,680
Cold Storage Trust 2020-ICE5 B,
CME Term SOFR 1 Month + 1.4145%, 6.7467%, 11/15/37 (144A)‡	4,888,412	4,836,679
Cold Storage Trust 2020-ICE5 C,
CME Term SOFR 1 Month + 1.7645%, 7.0967%, 11/15/37 (144A)‡	4,906,106	4,851,009
COLT Funding LLC 2020-2,
Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.5000%, 1.8530%, 3/25/65 (144A)‡	31,413	31,076
COLT Funding LLC 2020-3,
Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.2000%, 1.5060%, 4/27/65 (144A)‡	345,364	320,554
Connecticut Avenue Securities Trust 2018-R07,
US 30 Day Average SOFR + 2.5145%, 7.8294%, 4/25/31 (144A)‡	84,501	84,577
Connecticut Avenue Securities Trust 2019-R03,
US 30 Day Average SOFR + 2.2645%, 7.5794%, 9/25/31 (144A)‡	21,359	21,359
Connecticut Avenue Securities Trust 2019-R07,
US 30 Day Average SOFR + 2.2145%, 7.5294%, 10/25/39 (144A)‡	45,718	45,789
Connecticut Avenue Securities Trust 2021-R02 2M2,
US 30 Day Average SOFR + 2.0000%, 7.3150%, 11/25/41 (144A)‡	8,533,255	8,338,009
Connecticut Avenue Securities Trust 2021-R03 1M1,
US 30 Day Average SOFR + 0.8500%, 6.1650%, 12/25/41 (144A)‡	2,148,905	2,131,104
Connecticut Avenue Securities Trust 2021-R03 1M2,
US 30 Day Average SOFR + 1.6500%, 6.9650%, 12/25/41 (144A)‡	3,943,000	3,852,838
Connecticut Avenue Securities Trust 2022-R01 1B1,
US 30 Day Average SOFR + 3.1500%, 8.4650%, 12/25/41 (144A)‡	6,109,000	6,089,828
Connecticut Avenue Securities Trust 2022-R03 1M1,
US 30 Day Average SOFR + 2.1000%, 7.4150%, 3/25/42 (144A)‡	6,583,505	6,640,767
Connecticut Avenue Securities Trust 2022-R04 1M1,
US 30 Day Average SOFR + 2.0000%, 7.3150%, 3/25/42 (144A)‡	2,876,497	2,896,009
Connecticut Avenue Securities Trust 2022-R05 2M1,
US 30 Day Average SOFR + 1.9000%, 7.2150%, 4/25/42 (144A)‡	508,137	509,206
Connecticut Avenue Securities Trust 2022-R06 1M1,
US 30 Day Average SOFR + 2.7500%, 8.0650%, 5/25/42 (144A)‡	1,980,834	2,030,433
Connecticut Avenue Securities Trust 2022-R08 1M1,
US 30 Day Average SOFR + 2.5500%, 7.8650%, 7/25/42 (144A)‡	1,612,839	1,641,344
Connecticut Avenue Securities Trust 2023-R01 1M1,
US 30 Day Average SOFR + 2.4000%, 7.7150%, 12/25/42 (144A)‡	2,697,423	2,742,466
Connecticut Avenue Securities Trust 2023-R03 2M1,
US 30 Day Average SOFR + 2.5000%, 7.8150%, 4/25/43 (144A)‡	3,822,548	3,867,810
Connecticut Avenue Securities Trust 2023-R06 1M1,
US 30 Day Average SOFR + 1.7000%, 7.0150%, 7/25/43 (144A)‡	4,182,409	4,178,252
Consumer Loan Underlying Bond Credit Trust 2020-P1 C,
4.6100%, 3/15/28 (144A)	69,251	68,965
CP EF Asset Securitization I LLC 2002-1A A, 5.9600%, 4/15/30 (144A)	1,866,133	1,837,372
Credit Suisse Commercial Mortgage Trust 2019-ICE4,
CME Term SOFR 1 Month + 1.0270%, 6.3600%, 5/15/36 (144A)‡	9,165,198	9,142,440
Credit Suisse Commercial Mortgage Trust 2019-ICE4 C,
CME Term SOFR 1 Month + 1.4770%, 6.8100%, 5/15/36 (144A)‡	5,155,175	5,123,077
Credit Suisse Commercial Mortgage Trust 2021-WEHO A,
CME Term SOFR 1 Month + 4.0838%, 9.4168%, 4/15/26 (144A)‡	4,651,023	4,593,839
DC Commercial Mortgage Trust 2023-DC A, 6.3143%, 9/12/40 (144A)	5,277,000	5,254,011
DC Commercial Mortgage Trust 2023-DC B, 6.8043%, 9/12/40 (144A)	5,000,717	4,978,777
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49 (144A)	7,083,000	6,053,644
Elmwood CLO VIII Ltd 2019-2A AR,
CME Term SOFR 3 Month + 1.4116%, 6.7378%, 4/20/34 (144A)‡	2,239,000	2,228,830
Exeter Automobile Receivables Trust 2021-1A D, 1.0800%, 11/16/26	3,626,000	3,451,451
Fannie Mae REMICS, 3.0000%, 5/25/48	4,597,154	3,932,816
Fannie Mae REMICS, 3.0000%, 11/25/49	5,860,545	4,957,286
Flagstar Mortgage Trust 2021-13IN A2, 3.0000%, 12/30/51 (144A)‡	13,584,311	10,689,006
Freddie Mac - SLST 2020-2 M1, 4.7500%, 9/25/60 (144A)‡	1,708,123	1,628,850
Freddie Mac Structured Agency Credit Risk Debt Notes 2019-DNA4 M2,
US 30 Day Average SOFR + 2.0645%, 7.3794%, 10/25/49 (144A)‡	33,814	33,855
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-DNA6 M2,
US 30 Day Average SOFR + 2.0000%, 7.3150%, 12/25/50 (144A)‡	4,114,393	4,142,589
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA5 M2,
US 30 Day Average SOFR + 2.6000%, 7.9150%, 11/25/50 (144A)‡	4,557,393	4,614,285

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2,
US 30 Day Average SOFR + 2.3000%, 7.6150%, 8/25/33 (144A)‡	$5,864,026	$5,911,454
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA6 M1,
US 30 Day Average SOFR + 0.8000%, 6.1150%, 10/25/41 (144A)‡	3,064,023	3,058,398
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA1 M2,
US 30 Day Average SOFR + 2.2500%, 7.5650%, 8/25/33 (144A)‡	4,066,167	4,040,381
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA5 M1A,
US 30 Day Average SOFR + 2.9500%, 8.2650%, 6/25/42 (144A)‡	4,047,806	4,145,310
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA6 M1A,
US 30 Day Average SOFR + 2.1500%, 7.4650%, 9/25/42 (144A)‡	832,088	838,569
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA1 M1A,
US 30 Day Average SOFR + 2.1000%, 7.4150%, 3/25/42 (144A)‡	7,665,916	7,730,583
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-DNA2 M1A,
US 30 Day Average SOFR + 2.1000%, 7.4150%, 4/25/43 (144A)‡	1,964,661	1,983,064
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA2 M1A,
US 30 Day Average SOFR + 2.0000%, 7.3150%, 6/25/43 (144A)‡	491,644	493,996
GCAT 2022-INV1 A1, 3.0000%, 12/25/51 (144A)‡	14,495,641	11,483,962
GCAT 2023-INV1 A1, 6.0000%, 8/25/53 (144A)‡	7,105,255	6,864,797
Great Wolf Trust,
CME Term SOFR 1 Month + 1.1485%, 6.4805%, 12/15/36 (144A)‡	2,050,000	2,040,202
Great Wolf Trust,
CME Term SOFR 1 Month + 1.4485%, 6.7805%, 12/15/36 (144A)‡	2,296,000	2,276,125
Great Wolf Trust,
CME Term SOFR 1 Month + 1.7475%, 7.0795%, 12/15/36 (144A)‡	2,558,000	2,530,268
Highbridge Loan Management Ltd 2021-16A B,
CME Term SOFR 3 Month + 1.9616%, 7.3072%, 1/23/35 (144A)‡	2,113,425	2,077,083
Hudson Bay Simon JV Trust 2015-HB7 A7, 3.9141%, 8/5/34 (144A)	2,080,000	1,848,641
Imerial Fund LLC 2023-NQM1 A1, 5.9410%, 2/25/68 (144A)Ç	3,529,876	3,455,623
JP Morgan Chase Commercial Mortgage Sec Trust 2020-ACE A,
3.2865%, 1/10/37 (144A)	6,185,000	5,813,603
JP Morgan Chase Commercial Mortgage Sec Trust 2020-ACE B,
3.6401%, 1/10/37 (144A)	4,370,000	4,049,725
LAD Auto Receivables Trust 2021-1A A, 1.3000%, 8/17/26 (144A)	1,008,475	988,811
LAD Auto Receivables Trust 2022-1A A, 5.2100%, 6/15/27 (144A)	3,296,343	3,270,756
Lendbuzz Securitization Trust 2021-1A A, 4.2200%, 5/17/27 (144A)‡	3,355,621	3,253,748
Lendbuzz Securitization Trust 2023-1A A2, 6.9200%, 8/15/28 (144A)	2,552,434	2,544,654
Life Financial Services Trust 2021-BMR A,
CME Term SOFR 1 Month + 0.8145%, 6.1465%, 3/15/38 (144A)‡	11,607,894	11,369,185
Life Financial Services Trust 2021-BMR C,
CME Term SOFR 1 Month + 1.2145%, 6.5465%, 3/15/38 (144A)‡	6,486,620	6,289,230
Life Financial Services Trust 2022-BMR2 A1,
CME Term SOFR 1 Month + 1.2952%, 6.6274%, 5/15/39 (144A)‡	6,610,000	6,492,614
M&T Equipment Notes 2023-1A A2, 6.0900%, 7/15/30 (144A)	2,784,000	2,771,338
M&T Equipment Notes 2023-1A A3, 5.7400%, 7/15/30 (144A)	1,594,000	1,567,160
Madison Park Funding Ltd 2019-35A A1R,
CME Term SOFR 3 Month + 1.2516%, 6.5778%, 4/20/32 (144A)‡	7,174,000	7,150,096
Marlette Funding Trust 2023-2A B, 6.5400%, 6/15/33 (144A)	1,710,000	1,705,076
MED Trust 2021-MDLN E,
CME Term SOFR 1 Month + 3.2645%, 8.5965%, 11/15/38 (144A)‡	8,277,275	7,879,291
Mello Mortgage Capital Acceptance Trust 2021-INV2 A11,
US 30 Day Average SOFR + 0.9500%, 5.0000%, 8/25/51 (144A)‡	4,218,458	3,865,867
Mello Mortgage Capital Acceptance Trust 2021-INV3 A11,
US 30 Day Average SOFR + 0.9500%, 5.0000%, 10/25/51 (144A)‡	5,305,149	4,861,815
Mello Mortgage Capital Acceptance Trust 2021-INV4 A3,
2.5000%, 12/25/51 (144A)‡	4,025,385	3,038,350
Mello Mortgage Capital Acceptance Trust 2022-INV1 A2,
3.0000%, 3/25/52 (144A)‡	10,025,899	7,888,660
Mercury Financial Credit Card Master Trust 2023-1A A,
8.0400%, 9/20/27 (144A)	4,532,000	4,559,740
MHC Commercial Mortgage Trust 2021-MHC A,
CME Term SOFR 1 Month + 0.9154%, 6.2474%, 4/15/38 (144A)‡	9,670,803	9,541,809
MHC Commercial Mortgage Trust 2021-MHC C,
CME Term SOFR 1 Month + 1.4654%, 6.7974%, 4/15/38 (144A)‡	5,459,149	5,357,802
NCMF Trust 2022-MFP A,
CME Term SOFR 1 Month + 1.7420%, 7.0742%, 3/15/39 (144A)‡	3,015,000	2,982,210
New Residential Mortgage Loan Trust 2018-2,
Refinitiv USD IBOR Consumer Cash Fallbacks 6 Months + 0.6800%, 4.5000%, 2/25/58 (144A)‡	1,951,596	1,841,033
NRZ Excess Spread Collateralized Notes 2020-PLS1 A,
3.8440%, 12/25/25 (144A)	1,024,279	954,862
NRZ Excess Spread Collateralized Notes 2021-FHT1 A, 3.1040%, 7/25/26 (144A)	3,132,899	2,801,766
Oak Street Investment Grade Net Lease Fund 2020-1A A1,
1.8500%, 11/20/50 (144A)	4,645,531	4,176,763
Oasis Securitization 2022-1A A, 4.7500%, 5/15/34 (144A)	931,840	922,769

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Oceanview Mortgage Trust 2021-4 A11,
US 30 Day Average SOFR + 0.8500%, 5.0000%, 10/25/51 (144A)‡	$5,822,464	$5,319,798
Oceanview Mortgage Trust 2021-5 AF,
US 30 Day Average SOFR + 0.8500%, 5.0000%, 11/25/51 (144A)‡	5,644,741	5,159,635
Oceanview Mortgage Trust 2022-1 A1, 3.0000%, 12/25/51 (144A)‡	5,869,035	4,619,888
Oceanview Mortgage Trust 2022-2 A1, 3.0000%, 12/25/51 (144A)‡	11,431,925	9,012,581
Onslow Bay Financial LLC 2021-INV3 A3, 2.5000%, 10/25/51 (144A)‡	4,518,583	3,429,495
Onslow Bay Financial LLC 2022-INV1 A1, 3.0000%, 12/25/51 (144A)‡	11,481,308	9,045,420
Onslow Bay Financial LLC 2022-INV1 A18, 3.0000%, 12/25/51 (144A)‡	4,868,455	3,728,598
Pagaya AI Debt Selection Trust 2022-1 A, 2.0300%, 10/15/29 (144A)	1,419,474	1,389,973
Preston Ridge Partners Mortgage Trust 2020-4 A1, 2.9510%, 10/25/25 (144A)Ç	2,901,226	2,826,909
Preston Ridge Partners Mortgage Trust 2021-10 A1, 2.4870%, 10/25/26 (144A)Ç	5,281,568	4,923,163
Preston Ridge Partners Mortgage Trust 2021-9 A1, 2.3630%, 10/25/26 (144A)Ç	10,048,536	9,400,879
Preston Ridge Partners Mortgage Trust 2021-RPL2 A1,
1.4550%, 10/25/51 (144A)‡	6,199,670	5,407,548
Preston Ridge Partners Mortgage Trust 2022-2 A1, 5.0000%, 3/25/27 (144A)Ç	7,048,518	6,834,177
Provident Funding Mortgage Trust 2021-INV1 A1, 2.5000%, 8/25/51 (144A)‡	4,855,910	3,692,506
Regatta XXIII Funding Ltd 2021-4A B,
CME Term SOFR 3 Month + 1.9616%, 7.2878%, 1/20/35 (144A)‡	2,192,711	2,163,055
Saluda Grade Alternative Mortgage Trust 2023-FIG3 A, 7.0670%, 8/25/53‡	7,802,804	7,802,703
Saluda Grade Alternative Mortgage Trust 2023-SEQ3 A1,
Prime Rate by Country United States + 2.3000%, 7.1620%, 6/1/53 (144A)‡	2,123,635	2,117,073
Santander Bank Auto Credit-Linked Notes 2021-1A B, 1.8330%, 12/15/31 (144A)	713,446	689,564
Santander Bank Auto Credit-Linked Notes 2022-A B, 5.2810%, 5/15/32 (144A)	2,733,377	2,706,441
Santander Drive Auto Receivables Trust 2020-3 D, 1.6400%, 11/16/26	6,804,207	6,657,871
Santander Drive Auto Receivables Trust 2021-1 D, 1.1300%, 11/16/26	15,238,000	14,713,691
Sequoia Mortgage Trust 2013-5, 2.5000%, 5/25/43 (144A)‡	539,298	446,330
Sequoia Mortgage Trust 2020-2, 3.5000%, 3/25/50 (144A)‡	428,215	351,129
Signal Peak CLO LLC 2022-12A A1, 7.1207%, 7/10/28‡	9,142,000	9,071,456
SMRT 2022-MINI A, CME Term SOFR 1 Month + 1.0000%, 6.3330%, 1/15/39 (144A)‡	3,548,000	3,458,936
Sound Point CLO Ltd 2019-1A AR,
CME Term SOFR 3 Month + 1.3416%, 6.6678%, 1/20/32 (144A)‡	6,462,000	6,404,553
Spruce Hill Mortgage Loan Trust 2020-SH1 A1,
Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 0.9500%, 2.5210%, 1/28/50 (144A)‡	30,571	30,164
Spruce Hill Mortgage Loan Trust 2020-SH1 A2,
Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.0500%, 2.6240%, 1/28/50 (144A)‡	134,609	132,833
SREIT Trust 2021-MFP A,
CME Term SOFR 1 Month + 0.8453%, 6.1775%, 11/15/38 (144A)‡	816,000	800,399
Tesla Auto Lease Trust 2021-B A3, 0.6000%, 9/22/25 (144A)	3,326,000	3,242,670
Tesla Auto Lease Trust 2021-B B, 0.9100%, 9/22/25 (144A)	1,705,000	1,633,185
Towd Point Mortgage Trust 2023-CES1 A1A, 6.7500%, 7/25/63 (144A)‡	2,118,111	2,116,343
Tricolor Auto Securitization Trust 2022-1A A, 3.3000%, 2/18/25 (144A)	108,224	107,999
UNIFY Auto Receivables Trust 2021-1A A4, 0.9800%, 7/15/26 (144A)	3,616,198	3,540,232
United Wholesale Mortgage LLC 2021-INV1 A9,
US 30 Day Average SOFR + 0.9000%, 5.0000%, 8/25/51 (144A)‡	5,017,636	4,576,610
United Wholesale Mortgage LLC 2021-INV4 A3, 2.5000%, 12/25/51 (144A)‡	3,087,543	2,327,405
Upstart Securitization Trust 2021-5 A, 1.3100%, 11/20/31 (144A)	506,800	499,542
Upstart Securitization Trust 2022-1 A, 3.1200%, 3/20/32 (144A)	2,938,919	2,889,289
Upstart Securitization Trust 2022-2 A, 4.3700%, 5/20/32 (144A)	3,445,404	3,419,095
Vantage Data Centers LLC 2020-1A A2, 1.6450%, 9/15/45 (144A)	6,324,000	5,710,266
Vantage Data Centers LLC 2020-2A A2, 1.9920%, 9/15/45 (144A)	4,083,000	3,402,719
VASA Trust 2021-VASA A,
CME Term SOFR 1 Month + 1.0145%, 6.3475%, 7/15/39 (144A)‡	3,768,000	3,283,803
VCAT Asset Securitization LLC 2021-NPL1 A1, 2.2891%, 12/26/50 (144A)	596,630	578,825
VMC Finance LLC 2021-HT1 A,
CME Term SOFR 1 Month + 1.7645%, 7.0951%, 1/18/37 (144A)‡	3,880,788	3,788,451
Wells Fargo Commercial Mortgage Trust 2021-SAVE A,
CME Term SOFR 1 Month + 1.2645%, 6.5975%, 2/15/40 (144A)‡	1,200,838	1,136,353
Westgate Resorts 2022-1A A, 1.7880%, 8/20/36 (144A)	1,511,479	1,421,543
Westlake Automobile Receivable Trust 2020-1A D, 2.8000%, 6/16/25 (144A)	1,716,750	1,704,802
Woodward Capital Management 2021-3 A21,
US 30 Day Average SOFR + 0.8000%, 5.0000%, 7/25/51 (144A)‡	4,034,820	3,668,396
Woodward Capital Management 2023-CES1 A1A, 6.5150%, 6/25/43 (144A)‡	4,057,978	4,024,989
Woodward Capital Management 2023-CES2 A1A, 6.8080%, 9/25/43 (144A)‡	7,409,624	7,399,234
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $720,754,561)		681,032,460
Corporate Bonds– 29.6%
Banking – 10.6%
American Express Co, SOFR + 1.8350%, 5.0430%, 5/1/34‡	6,687,000	6,165,087
Bank of America Corp, SOFR + 1.9900%, 6.2040%, 11/10/28‡	2,498,000	2,509,282
Bank of America Corp, SOFR + 1.5700%, 5.8190%, 9/15/29‡	13,736,000	13,567,424
Bank of America Corp, SOFR + 1.8400%, 5.8720%, 9/15/34‡	13,116,000	12,764,237

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Banking– (continued)
Bank of America Corp, CME Term SOFR 3 Month + 3.9666%, 6.2500%‡,µ	$8,517,000	$8,379,305
Bank of New York Mellon Corp/The, SOFR + 1.0260%, 4.9470%, 4/26/27‡	4,155,000	4,055,635
Bank of New York Mellon Corp/The, SOFR + 1.6060%, 4.9670%, 4/26/34‡	2,556,000	2,356,859
Bank of New York Mellon/The, SOFR + 2.0740%, 5.8340%, 10/25/33‡	6,673,000	6,559,522
Bank of Montreal,
US Treasury Yield Curve Rate 5 Year + 1.4000%, 3.0880%, 1/10/37‡	18,727,000	13,954,804
Barclays PLC, SOFR + 1.8800%, 6.4960%, 9/13/27‡	3,135,000	3,126,683
Barclays PLC, SOFR + 2.2200%, 6.4900%, 9/13/29‡	2,471,000	2,450,794
Barclays PLC, SOFR + 2.6200%, 6.6920%, 9/13/34‡	5,843,000	5,704,411
BNP Paribas SA, SOFR + 1.2280%, 2.5910%, 1/20/28 (144A)‡	4,430,000	3,946,696
BNP Paribas SA,
US Treasury Yield Curve Rate 1 Year + 1.4500%, 5.1250%, 1/13/29 (144A)‡	6,476,000	6,252,448
Capital One Financial Corp, SOFR + 2.6400%, 6.3120%, 6/8/29‡	7,500,000	7,329,728
Citigroup Inc, CME Term SOFR 3 Month + 4.1666%, 5.9500%‡,µ	4,099,000	3,911,024
Citigroup Inc, CME Term SOFR 3 Month + 3.6846%, 6.3000%‡,µ	916,000	890,398
Cooperatieve Rabobank UA,
US Treasury Yield Curve Rate 1 Year + 1.4000%, 5.5640%, 2/28/29 (144A)‡	9,718,000	9,471,509
Deutsche Bank AG / New York, SOFR + 3.0430%, 3.5470%, 9/18/31‡	1,338,000	1,078,702
Deutsche Bank AG / New York, SOFR + 3.6500%, 7.0790%, 2/10/34‡	3,590,000	3,244,432
Fifth Third Bancorp, SOFR + 2.3400%, 6.3390%, 7/27/29‡	4,463,000	4,408,847
ING Groep NV, SOFR + 1.5600%, 6.0830%, 9/11/27‡	2,866,000	2,853,264
ING Groep NV, SOFR + 2.0900%, 6.1140%, 9/11/34‡	2,687,000	2,609,376
JPMorgan Chase & Co, SOFR + 1.4500%, 5.2990%, 7/24/29‡	9,544,000	9,286,147
JPMorgan Chase & Co, CME Term SOFR 3 Month + 2.5150%, 2.9560%, 5/13/31‡	9,112,000	7,486,644
JPMorgan Chase & Co, SOFR + 2.5800%, 5.7170%, 9/14/33‡	3,406,000	3,274,123
JPMorgan Chase & Co, SOFR + 1.8450%, 5.3500%, 6/1/34‡	4,297,000	4,074,746
JPMorgan Chase & Co, CME Term SOFR 3 Month + 3.3800%, 5.0000%‡,µ	3,293,000	3,182,914
Mitsubishi UFJ Financial Group Inc,
US Treasury Yield Curve Rate 1 Year + 1.7000%, 4.7880%, 7/18/25‡	4,681,000	4,626,478
Morgan Stanley, SOFR + 1.9900%, 2.1880%, 4/28/26‡	11,145,000	10,469,530
Morgan Stanley, SOFR + 1.2950%, 5.0500%, 1/28/27‡	1,965,000	1,926,155
Morgan Stanley, SOFR + 0.8790%, 1.5930%, 5/4/27‡	4,849,000	4,315,999
Morgan Stanley, CME Term SOFR 3 Month + 1.4016%, 3.7720%, 1/24/29‡	691,000	630,091
Morgan Stanley, SOFR + 1.7300%, 5.1230%, 2/1/29‡	4,412,000	4,248,825
Morgan Stanley, SOFR + 1.5900%, 5.1640%, 4/20/29‡	6,520,000	6,272,597
Morgan Stanley, SOFR + 1.6300%, 5.4490%, 7/20/29‡	3,086,000	3,007,211
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33‡	5,212,000	4,104,491
Morgan Stanley, SOFR + 1.8700%, 5.2500%, 4/21/34‡	2,072,000	1,923,810
Morgan Stanley, SOFR + 1.8800%, 5.4240%, 7/21/34‡	10,267,000	9,684,777
Morgan Stanley,
US Treasury Yield Curve Rate 5 Year + 2.4300%, 5.9480%, 1/19/38‡	1,681,000	1,571,190
PNC Financial Services Group Inc/The, SOFR + 1.8410%, 5.5820%, 6/12/29‡	10,455,000	10,142,538
PNC Financial Services Group Inc/The, SOFR + 2.1400%, 6.0370%, 10/28/33‡	2,874,000	2,789,136
PNC Financial Services Group Inc/The, SOFR + 1.9330%, 5.0680%, 1/24/34‡	4,445,000	4,030,944
Royal Bank of Canada, 5.0000%, 5/2/33	10,492,000	9,747,843
State Street Corp, SOFR + 1.5670%, 4.8210%, 1/26/34‡	1,988,000	1,812,645
Sumitomo Mitsui Financial Group Inc, 5.7100%, 1/13/30	5,626,000	5,504,582
Sumitomo Mitsui Financial Group Inc, 5.8520%, 7/13/30	7,290,000	7,193,304
Sumitomo Mitsui Financial Group Inc, 5.7760%, 7/13/33	1,415,000	1,383,095
Toronto-Dominion Bank/The, 5.5230%, 7/17/28	9,216,000	9,096,550
Truist Financial Corp, SOFR + 2.0500%, 6.0470%, 6/8/27‡	4,023,000	3,979,239
US Bancorp, SOFR + 2.0200%, 5.7750%, 6/12/29‡	6,446,000	6,274,409
US Bancorp, SOFR + 1.6000%, 4.8390%, 2/1/34‡	3,677,000	3,237,440
US Bancorp, SOFR + 2.2600%, 5.8360%, 6/12/34‡	8,578,000	8,090,340
Westpac Banking Corp,
US Treasury Yield Curve Rate 5 Year + 1.7500%, 2.6680%, 11/15/35‡	9,029,000	6,764,346
		287,722,606
Basic Industry – 0.7%
Celanese US Holdings LLC, 6.3500%, 11/15/28	2,939,000	2,902,062
Celanese US Holdings LLC, 6.3300%, 7/15/29	2,911,000	2,853,395
Celanese US Holdings LLC, 6.5500%, 11/15/30	7,368,000	7,210,548
Celanese US Holdings LLC, 6.7000%, 11/15/33	7,179,000	6,988,142
		19,954,147
Brokerage – 0.9%
Charles Schwab Corp, SOFR + 2.0100%, 6.1360%, 8/24/34‡	8,566,000	8,332,633
Nasdaq Inc, 5.3500%, 6/28/28	1,472,000	1,445,107
Nasdaq Inc, 5.5500%, 2/15/34	9,845,000	9,396,585
Nasdaq Inc, 5.9500%, 8/15/53	4,648,000	4,341,610
Nasdaq Inc, 6.1000%, 6/28/63	1,974,000	1,835,795
		25,351,730
Capital Goods – 0.8%
L3Harris Technologies Inc, 5.4000%, 7/31/33	5,184,000	4,983,239
Lockheed Martin Corp, 4.4500%, 5/15/28	2,778,000	2,688,594

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Capital Goods– (continued)
Nordson Corp, 5.8000%, 9/15/33	$9,939,000	$9,708,377
Regal Rexnord Corp, 6.0500%, 4/15/28 (144A)	4,838,000	4,705,761
		22,085,971
Communications – 0.3%
Comcast Corp, 4.5500%, 1/15/29	4,465,000	4,287,920
Comcast Corp, 4.8000%, 5/15/33	3,438,000	3,225,333
		7,513,253
Consumer Cyclical – 0.9%
CBRE Services Inc, 5.9500%, 8/15/34	12,706,000	11,984,436
GLP Capital LP / GLP Financing II Inc, 5.3000%, 1/15/29	603,000	558,993
LKQ Corp, 5.7500%, 6/15/28 (144A)	6,722,000	6,566,828
LKQ Corp, 6.2500%, 6/15/33 (144A)	6,323,000	6,113,979
		25,224,236
Consumer Non-Cyclical – 3.4%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC,
6.5000%, 2/15/28 (144A)	4,458,000	4,406,184
Amgen Inc, 5.1500%, 3/2/28	5,449,000	5,359,068
Amgen Inc, 5.2500%, 3/2/30	4,345,000	4,245,007
CSL Finance Ltd, 3.8500%, 4/27/27 (144A)	1,839,000	1,742,402
GE HealthCare Technologies Inc, 5.6500%, 11/15/27	5,628,000	5,618,765
GE HealthCare Technologies Inc, 5.8570%, 3/15/30	1,176,000	1,166,635
Hasbro Inc, 3.9000%, 11/19/29	14,554,000	12,874,732
Hasbro Inc, 5.1000%, 5/15/44	1,655,000	1,352,311
HCA Inc, 5.2000%, 6/1/28	3,494,000	3,376,842
HCA Inc, 3.6250%, 3/15/32	8,110,000	6,722,287
Illumina Inc, 5.7500%, 12/13/27	8,548,000	8,404,806
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc, 5.5000%, 1/15/30	9,007,000	8,408,370
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc, 3.6250%, 1/15/32	3,897,000	3,102,832
Pfizer Investment Enterprises Pte Ltd, 4.4500%, 5/19/28	7,413,000	7,146,987
Pfizer Investment Enterprises Pte Ltd, 4.6500%, 5/19/30	4,448,000	4,262,537
Pilgrim's Pride Corp, 6.2500%, 7/1/33	7,434,000	6,986,393
Universal Health Services Inc, 2.6500%, 1/15/32	10,445,000	7,830,676
		93,006,834
Electric – 2.3%
American Electric Power Co Inc, 5.6250%, 3/1/33	6,736,000	6,518,131
CMS Energy Corp,
US Treasury Yield Curve Rate 5 Year + 4.1160%, 4.7500%, 6/1/50‡	8,111,000	6,919,169
Duke Energy Corp, 4.3000%, 3/15/28	4,804,000	4,555,162
Exelon Corp, 5.1500%, 3/15/28	3,254,000	3,193,360
Exelon Corp, 5.3000%, 3/15/33	5,211,000	4,969,060
Georgia Power Co, 4.6500%, 5/16/28	3,459,000	3,337,017
Georgia Power Co, 4.9500%, 5/17/33	5,466,000	5,123,491
National Grid PLC, 5.6020%, 6/12/28	2,487,000	2,459,911
National Grid PLC, 5.8090%, 6/12/33	5,218,000	5,068,362
Southern California Edison Co, 5.8500%, 11/1/27	6,094,000	6,126,694
Xcel Energy Inc, 5.4500%, 8/15/33	13,440,000	12,826,153
		61,096,510
Energy – 1.4%
Columbia Pipelines Operating Company LLC, 5.9270%, 8/15/30 (144A)	1,590,000	1,569,531
Columbia Pipelines Operating Company LLC, 6.0360%, 11/15/33 (144A)	3,823,000	3,731,649
Columbia Pipelines Operating Company LLC, 6.4970%, 8/15/43 (144A)	771,000	751,025
Columbia Pipelines Operating Company LLC, 6.5440%, 11/15/53 (144A)	3,987,000	3,897,797
Columbia Pipelines Operating Company LLC, 6.7140%, 8/15/63 (144A)	759,000	741,038
Enbridge Inc, 5.7000%, 3/8/33	7,230,000	6,926,330
Energy Transfer LP, 5.5500%, 2/15/28	3,965,000	3,894,890
EQT Corp, 3.1250%, 5/15/26 (144A)	13,469,000	12,461,389
EQT Corp, 5.7000%, 4/1/28	2,135,000	2,092,481
Hess Midstream Operations LP, 5.1250%, 6/15/28 (144A)	3,041,000	2,797,158
		38,863,288
Finance Companies – 0.6%
Ares Capital Corp, 3.2000%, 11/15/31	7,000,000	5,356,012
Blue Owl Credit Income Corp, 7.7500%, 9/16/27	4,462,000	4,426,120
OWL Rock Core Income Corp, 4.7000%, 2/8/27	743,000	676,108
OWL Rock Core Income Corp, 7.9500%, 6/13/28 (144A)	2,886,000	2,860,747
Quicken Loans LLC, 3.8750%, 3/1/31 (144A)	4,262,000	3,398,391
		16,717,378
Government Sponsored – 0.3%
Electricite de France SA, 5.7000%, 5/23/28 (144A)	2,832,000	2,804,510
Electricite de France SA, 6.2500%, 5/23/33 (144A)	4,591,000	4,595,775
		7,400,285
Insurance – 1.4%
Athene Global Funding, 2.7170%, 1/7/29 (144A)	7,222,000	5,999,181
Athene Global Funding, 2.6460%, 10/4/31 (144A)	5,495,000	4,068,641

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Insurance– (continued)
Centene Corp, 4.2500%, 12/15/27	$16,614,000	$15,316,613
Centene Corp, 2.4500%, 7/15/28	7,054,000	5,959,530
Centene Corp, 3.0000%, 10/15/30	5,571,000	4,493,624
UnitedHealth Group Inc, 5.2500%, 2/15/28	2,771,000	2,775,708
		38,613,297
Professional Services – 0.3%
Booz Allen Hamilton Inc, 5.9500%, 8/4/33	8,732,000	8,518,939
Real Estate Investment Trusts (REITs) – 1.0%
Agree LP, 2.9000%, 10/1/30	7,291,000	5,868,352
Alexandria Real Estate Equities Inc, 4.7500%, 4/15/35	4,375,000	3,846,529
American Tower Trust I, 5.4900%, 3/15/28 (144A)	10,515,000	10,301,535
Sun Communities Operating LP, 2.7000%, 7/15/31	8,985,000	6,915,090
		26,931,506
Technology – 4.5%
Broadcom Inc, 2.6000%, 2/15/33 (144A)	3,689,000	2,750,829
Broadcom Inc, 3.4690%, 4/15/34 (144A)	5,962,000	4,682,622
Broadcom Inc, 3.1370%, 11/15/35 (144A)	7,414,000	5,405,412
Cadence Design Systems Inc, 4.3750%, 10/15/24	18,064,000	17,811,479
CoStar Group Inc, 2.8000%, 7/15/30 (144A)	5,441,000	4,384,049
Fiserv Inc, 5.4500%, 3/2/28	5,618,000	5,568,611
Fiserv Inc, 5.6250%, 8/21/33	5,616,000	5,441,589
Foundry JV Holdco LLC, 5.8750%, 1/25/34 (144A)	10,378,000	9,913,608
Leidos Inc, 2.3000%, 2/15/31	1,276,000	981,280
Leidos Inc, 5.7500%, 3/15/33	4,301,000	4,121,908
Marvell Technology Inc, 1.6500%, 4/15/26	5,742,000	5,188,876
Marvell Technology Inc, 4.8750%, 6/22/28	6,709,000	6,410,111
Marvell Technology Inc, 5.7500%, 2/15/29	5,585,000	5,533,792
Marvell Technology Inc, 5.9500%, 9/15/33	12,175,000	11,949,913
Micron Technology Inc, 6.7500%, 11/1/29	3,160,000	3,210,702
Micron Technology Inc, 5.8750%, 9/15/33	3,507,000	3,340,258
Total System Services Inc, 4.8000%, 4/1/26	2,905,000	2,816,709
Trimble Inc, 4.7500%, 12/1/24	10,216,000	10,061,745
Trimble Inc, 4.9000%, 6/15/28	2,415,000	2,309,469
Trimble Inc, 6.1000%, 3/15/33	10,969,000	10,746,638
		122,629,600
Transportation – 0.2%
GXO Logistics Inc, 1.6500%, 7/15/26	6,199,000	5,446,935
Total Corporate Bonds (cost $860,809,520)		807,076,515
Mortgage-Backed Securities– 29.3%
Fannie Mae:
3.0000%, TBA, 15 Year Maturity	20,838,597	18,841,947
3.5000%, TBA, 15 Year Maturity	20,894,000	19,304,761
4.0000%, TBA, 15 Year Maturity	20,519,000	19,354,342
2.5000%, TBA, 30 Year Maturity	2,801,801	2,222,714
4.0000%, TBA, 30 Year Maturity	3,440,284	3,062,599
4.5000%, TBA, 30 Year Maturity	13,515,412	12,403,918
5.5000%, TBA, 30 Year Maturity	2,966,589	2,866,108
6.0000%, TBA, 30 Year Maturity	7,423,909	7,325,913
		85,382,302
Fannie Mae Pool:
3.0000%, 10/1/34	21,383	19,483
2.5000%, 11/1/34	1,918,022	1,702,396
3.0000%, 11/1/34	118,921	108,425
3.0000%, 12/1/34	114,324	104,177
2.5000%, 12/1/36	2,750,285	2,436,098
6.0000%, 2/1/37	636,047	656,889
4.5000%, 11/1/42	661,419	624,323
3.0000%, 1/1/43	129,389	110,725
3.0000%, 2/1/43	212,878	181,869
5.0000%, 7/1/44	3,339,300	3,232,174
4.5000%, 10/1/44	1,547,977	1,461,575
4.5000%, 3/1/45	2,318,258	2,188,863
4.0000%, 5/1/45	211,091	192,390
4.5000%, 6/1/45	1,146,266	1,073,622
3.5000%, 12/1/45	913,821	803,192
4.5000%, 2/1/46	2,256,017	2,129,270
3.5000%, 7/1/46	5,662,826	4,979,360
3.0000%, 2/1/47	30,637,855	26,192,173
3.5000%, 3/1/47	789,846	694,226
3.5000%, 7/1/47	705,036	619,683
3.5000%, 8/1/47	1,621,607	1,417,142
4.0000%, 10/1/47	1,145,073	1,036,946
4.0000%, 11/1/47	1,677,766	1,519,654

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Fannie Mae Pool– (continued)
4.0000%, 1/1/48	$927,643	$840,047
3.0000%, 2/1/48	296,483	252,089
5.0000%, 5/1/48	572,898	549,838
4.5000%, 6/1/48	1,158,627	1,082,521
3.5000%, 7/1/48	17,963,310	15,718,088
4.0000%, 7/1/48	1,401,100	1,266,839
4.0000%, 8/1/48	623,615	563,857
4.0000%, 9/1/48	1,484,927	1,344,708
4.0000%, 10/1/48	537,404	487,208
4.0000%, 11/1/48	1,643,119	1,485,666
4.0000%, 12/1/48	261,309	236,269
4.0000%, 2/1/49	997,589	901,994
3.5000%, 5/1/49	2,788,796	2,429,045
3.5000%, 6/1/49	7,685,176	6,716,167
4.0000%, 6/1/49	210,892	190,517
4.5000%, 6/1/49	101,382	94,413
3.0000%, 8/1/49	1,471,273	1,219,668
3.0000%, 8/1/49	348,383	288,805
4.5000%, 8/1/49	143,789	133,905
3.0000%, 9/1/49	217,218	183,185
3.0000%, 9/1/49	12,309	10,304
4.0000%, 9/1/49	1,072,525	968,955
4.0000%, 11/1/49	3,459,916	3,128,369
4.0000%, 11/1/49	307,592	278,515
3.5000%, 12/1/49	8,939,004	7,811,902
4.5000%, 1/1/50	2,733,319	2,553,778
4.5000%, 1/1/50	194,847	181,454
4.0000%, 3/1/50	5,066,846	4,593,572
4.0000%, 3/1/50	2,732,727	2,470,862
4.0000%, 3/1/50	1,044,289	944,220
4.0000%, 4/1/50	688,174	619,953
2.5000%, 8/1/50	798,594	646,149
4.0000%, 8/1/50	631,211	568,637
4.0000%, 9/1/50	5,778,977	5,220,648
4.0000%, 10/1/50	5,517,366	4,995,802
4.5000%, 10/1/50	3,355,419	3,135,015
4.5000%, 12/1/50	4,788,402	4,459,279
3.5000%, 2/1/51	2,353,674	2,050,053
4.0000%, 3/1/51	14,247,554	12,871,042
4.0000%, 3/1/51	272,898	246,533
4.0000%, 3/1/51	137,537	124,358
4.0000%, 8/1/51	2,603,446	2,353,970
4.0000%, 10/1/51	11,177,379	10,097,489
4.0000%, 10/1/51	1,997,988	1,804,955
3.0000%, 12/1/51	176,574	147,575
2.5000%, 1/1/52	5,007,317	4,027,108
3.5000%, 1/1/52	1,883,218	1,645,084
2.5000%, 2/1/52	24,264,334	19,503,200
3.5000%, 2/1/52	4,906,514	4,284,568
2.5000%, 3/1/52	10,310,777	8,281,171
2.5000%, 3/1/52	10,103,640	8,121,109
2.5000%, 3/1/52	3,779,034	3,038,363
2.5000%, 3/1/52	830,806	667,139
2.5000%, 3/1/52	825,359	662,893
2.5000%, 3/1/52	721,265	579,739
2.5000%, 3/1/52	295,983	237,896
3.0000%, 3/1/52	3,972,790	3,319,019
3.5000%, 3/1/52	5,095,212	4,427,695
3.0000%, 4/1/52	2,380,731	1,994,105
3.0000%, 4/1/52	2,047,998	1,710,564
3.0000%, 4/1/52	16,720	13,967
3.5000%, 4/1/52	2,875,912	2,487,713
3.5000%, 4/1/52	1,980,813	1,724,844
3.5000%, 4/1/52	1,571,283	1,359,050
3.5000%, 4/1/52	939,736	812,888
3.5000%, 4/1/52	529,338	457,905
3.5000%, 4/1/52	465,955	403,018
4.0000%, 4/1/52	2,084,552	1,867,248
4.5000%, 4/1/52	394,486	362,204
4.5000%, 4/1/52	333,679	306,373
4.5000%, 4/1/52	191,310	175,654
4.5000%, 4/1/52	173,718	159,502
4.5000%, 4/1/52	151,881	139,452
4.5000%, 4/1/52	97,798	89,772

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Fannie Mae Pool– (continued)
3.5000%, 5/1/52	$2,349,862	$2,040,556
3.5000%, 5/1/52	1,501,145	1,298,285
4.5000%, 5/1/52	529,417	486,093
3.5000%, 6/1/52	8,555,675	7,442,131
3.5000%, 6/1/52	4,894,796	4,267,730
3.5000%, 7/1/52	10,636,455	9,233,118
3.5000%, 7/1/52	1,263,352	1,098,923
3.5000%, 7/1/52	430,124	374,888
4.5000%, 7/1/52	2,217,636	2,039,422
3.5000%, 8/1/52	2,080,069	1,804,988
3.5000%, 8/1/52	782,835	680,705
4.5000%, 8/1/52	8,142,926	7,488,545
3.5000%, 9/1/52	4,167,018	3,618,525
5.0000%, 9/1/52	3,692,530	3,483,503
5.5000%, 9/1/52	10,226,203	9,904,413
5.0000%, 10/1/52	1,668,596	1,579,093
5.0000%, 10/1/52	733,693	694,338
5.5000%, 10/1/52	16,560,530	16,111,580
5.0000%, 11/1/52	4,047,952	3,830,820
5.5000%, 11/1/52	3,700,905	3,600,575
5.0000%, 1/1/53	3,505,102	3,311,869
5.0000%, 1/1/53	1,159,355	1,097,168
5.0000%, 1/1/53	370,178	350,012
5.0000%, 2/1/53	470,010	444,751
5.0000%, 3/1/53	1,002,692	945,672
5.0000%, 3/1/53	271,152	256,353
5.5000%, 3/1/53	399,767	387,375
5.0000%, 4/1/53	1,312,998	1,238,332
5.0000%, 4/1/53	523,300	494,739
5.0000%, 4/1/53	313,055	295,253
5.0000%, 4/1/53	262,618	247,684
5.5000%, 4/1/53	190,669	184,759
5.0000%, 5/1/53	266,516	251,969
5.5000%, 5/1/53	355,816	344,787
5.5000%, 5/1/53	184,901	179,169
5.0000%, 6/1/53	1,028,963	982,981
5.0000%, 6/1/53	383,277	362,037
5.0000%, 6/1/53	326,476	308,657
5.5000%, 6/1/53	9,830,765	9,555,024
5.5000%, 6/1/53	151,470	147,222
4.5000%, 7/1/53	2,163,252	2,007,916
5.0000%, 7/1/53	3,631,059	3,468,427
5.5000%, 7/1/53	434,309	420,847
5.5000%, 7/1/53	261,027	253,706
4.5000%, 8/1/53	1,545,602	1,434,618
5.0000%, 8/1/53	5,026,645	4,801,506
5.0000%, 8/1/53	327,149	309,568
5.5000%, 9/1/53	7,894,543	7,674,240
3.5000%, 8/1/56	16,966,038	14,629,812
3.0000%, 2/1/57	9,759,313	8,035,478
3.0000%, 6/1/57	35,629	29,344
		380,141,622
Freddie Mac Gold Pool:
3.5000%, 1/1/47	537,779	474,410
4.0000%, 8/1/48	735,150	665,609
4.0000%, 9/1/48	496,461	449,482
		1,589,501
Freddie Mac Pool:
3.0000%, 5/1/31	7,242,590	6,784,593
3.0000%, 9/1/32	236,575	215,861
3.0000%, 10/1/32	294,090	268,367
3.0000%, 1/1/33	164,071	149,705
2.5000%, 12/1/33	6,012,867	5,497,087
3.0000%, 10/1/34	51,959	47,329
3.0000%, 10/1/34	24,164	22,017
2.5000%, 11/1/34	2,050,070	1,819,598
2.5000%, 11/1/34	719,156	638,308
6.0000%, 4/1/40	1,100,206	1,136,472
3.5000%, 7/1/42	42,400	37,459
3.5000%, 8/1/42	49,552	43,663
3.5000%, 8/1/42	46,153	40,668
3.5000%, 2/1/43	1,924,917	1,694,708
3.0000%, 3/1/43	666,756	570,007

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Freddie Mac Pool– (continued)
3.0000%, 6/1/43	$55,675	$47,039
3.5000%, 2/1/44	3,256,956	2,867,442
4.5000%, 5/1/44	1,052,510	986,024
3.5000%, 12/1/44	39,167	34,649
3.0000%, 1/1/46	90,257	77,188
4.0000%, 2/1/46	2,804,201	2,548,181
4.0000%, 3/1/47	7,185	6,548
3.0000%, 4/1/47	850,223	718,282
3.5000%, 4/1/47	38,209	33,597
3.5000%, 9/1/47	12,638	11,045
4.0000%, 4/1/48	118,726	107,349
4.5000%, 7/1/48	674,620	630,307
5.0000%, 9/1/48	117,627	112,882
4.0000%, 11/1/48	147,788	133,626
4.0000%, 12/1/48	1,791,133	1,619,249
4.5000%, 6/1/49	112,589	104,825
4.0000%, 7/1/49	1,396,352	1,261,510
4.5000%, 7/1/49	955,392	889,504
4.5000%, 7/1/49	142,875	133,054
3.0000%, 8/1/49	450,383	373,363
4.5000%, 8/1/49	854,326	795,408
3.0000%, 12/1/49	726,879	608,512
3.0000%, 12/1/49	308,524	258,283
4.5000%, 1/1/50	572,088	532,635
4.5000%, 1/1/50	157,959	147,102
4.0000%, 3/1/50	1,746,899	1,579,502
4.0000%, 6/1/50	2,857,952	2,594,085
2.5000%, 8/1/50	406,681	329,159
2.5000%, 8/1/50	150,233	121,555
2.5000%, 9/1/50	731,899	591,988
4.5000%, 9/1/50	5,199,983	4,858,416
4.0000%, 10/1/50	502,210	453,689
4.5000%, 10/1/50	2,781,190	2,590,029
4.0000%, 11/1/50	3,238,793	2,925,881
2.5000%, 11/1/51	6,304,536	5,077,706
2.5000%, 1/1/52	1,530,175	1,230,927
2.5000%, 1/1/52	961,852	773,063
2.5000%, 2/1/52	2,249,865	1,808,398
3.0000%, 2/1/52	1,075,621	898,831
3.0000%, 2/1/52	769,917	645,241
2.5000%, 3/1/52	363,228	291,729
3.0000%, 3/1/52	1,407,499	1,179,250
4.5000%, 3/1/52	82,223	75,494
3.5000%, 4/1/52	2,006,793	1,753,033
3.5000%, 4/1/52	1,096,767	948,723
3.5000%, 4/1/52	1,050,788	908,950
3.5000%, 4/1/52	350,449	303,156
3.5000%, 4/1/52	338,802	293,040
3.0000%, 6/1/52	11,931,271	9,999,187
3.5000%, 6/1/52	4,977,123	4,323,538
3.5000%, 7/1/52	16,893,830	14,664,915
3.5000%, 8/1/52	2,996,918	2,601,515
4.5000%, 8/1/52	17,749,616	16,323,224
4.5000%, 8/1/52	7,648,339	7,028,179
4.5000%, 8/1/52	3,978,720	3,658,982
5.5000%, 9/1/52	2,449,767	2,382,548
4.5000%, 10/1/52	2,451,965	2,269,590
5.0000%, 10/1/52	5,045,891	4,775,230
5.0000%, 10/1/52	3,319,672	3,138,828
5.0000%, 10/1/52	100,946	95,531
5.5000%, 10/1/52	129,010	125,536
5.5000%, 11/1/52	11,255,844	10,950,702
5.0000%, 1/1/53	214,014	202,535
5.0000%, 1/1/53	185,130	175,045
5.0000%, 3/1/53	1,586,121	1,495,924
5.0000%, 3/1/53	786,962	744,010
5.0000%, 3/1/53	760,717	719,198
5.0000%, 3/1/53	294,498	277,751
5.0000%, 4/1/53	936,755	884,348
5.0000%, 5/1/53	4,768,791	4,504,515
5.0000%, 5/1/53	1,941,590	1,833,991
5.0000%, 5/1/53	1,096,764	1,035,984
5.0000%, 5/1/53	208,661	197,447
5.5000%, 5/1/53	2,012,397	1,956,280

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Freddie Mac Pool– (continued)
5.5000%, 5/1/53	$825,507	$799,920
5.0000%, 6/1/53	1,649,154	1,557,762
5.0000%, 6/1/53	733,519	691,976
5.0000%, 6/1/53	723,488	682,383
5.0000%, 6/1/53	703,205	663,216
5.0000%, 6/1/53	573,476	540,997
5.0000%, 6/1/53	434,784	410,060
5.0000%, 6/1/53	405,380	382,327
5.0000%, 6/1/53	272,259	256,790
5.5000%, 6/1/53	1,828,850	1,772,163
5.5000%, 6/1/53	744,462	719,569
5.5000%, 6/1/53	570,447	551,373
5.5000%, 6/1/53	548,140	529,812
5.5000%, 6/1/53	499,109	482,240
5.0000%, 7/1/53	1,341,592	1,281,503
5.0000%, 7/1/53	896,659	845,669
5.5000%, 7/1/53	1,986,086	1,924,525
5.5000%, 7/1/53	1,357,273	1,311,889
5.5000%, 7/1/53	1,255,633	1,216,713
		179,220,711
Ginnie Mae:
2.5000%, TBA, 30 Year Maturity	41,130,337	33,595,259
3.5000%, TBA, 30 Year Maturity	30,213,313	26,452,118
4.0000%, TBA, 30 Year Maturity	11,354,740	10,224,523
4.5000%, TBA, 30 Year Maturity	9,618,566	8,881,851
5.0000%, TBA, 30 Year Maturity	4,526,907	4,288,588
		83,442,339
Ginnie Mae I Pool:
4.0000%, 8/15/47	432,245	393,864
4.0000%, 11/15/47	386,599	352,271
4.0000%, 12/15/47	1,254,987	1,143,550
		1,889,685
Ginnie Mae II Pool:
3.0000%, 11/20/46	10,508,508	9,054,990
4.0000%, 8/20/47	293,909	267,835
4.0000%, 8/20/47	134,568	122,630
4.5000%, 2/20/48	1,414,746	1,326,811
4.0000%, 5/20/48	5,883,130	5,374,963
4.5000%, 5/20/48	559,999	524,621
4.0000%, 6/20/48	1,657,486	1,514,317
5.0000%, 8/20/48	1,604,424	1,545,997
3.5000%, 5/20/49	13,976,886	12,399,992
2.5000%, 3/20/51	13,187,769	10,821,663
3.0000%, 4/20/51	4,660,436	3,965,382
3.0000%, 7/20/51	7,003,487	5,952,511
3.0000%, 8/20/51	20,057,510	17,041,398
		69,913,110
Total Mortgage-Backed Securities (cost $875,092,175)		801,579,270
United States Treasury Notes/Bonds– 15.2%
4.3750%, 8/31/28	82,591,200	81,771,740
4.6250%, 9/30/30	47,150,700	47,165,435
3.8750%, 8/15/33	63,364,000	59,869,079
3.8750%, 5/15/43	99,647,900	86,755,959
4.3750%, 8/15/43#	55,315,000	51,607,166
3.6250%, 5/15/53	104,876,700	86,834,630
Total United States Treasury Notes/Bonds (cost $434,177,137)		414,004,009
Investment Companies– 6.7%
Money Markets – 6.7%
Janus Henderson Cash Liquidity Fund LLC, 5.3601%ºº,£((cost $182,000,882)	181,984,105	182,038,700
Investments Purchased with Cash Collateral from Securities Lending– 1.8%
Investment Companies – 1.5%
Janus Henderson Cash Collateral Fund LLC, 5.2832%ºº,£	40,271,725	40,271,725
Time Deposits – 0.3%
Royal Bank of Canada, 5.3100%, 10/2/23	$10,115,431	10,115,431
Total Investments Purchased with Cash Collateral from Securities Lending (cost $50,387,156)		50,387,156
Total Investments (total cost $3,123,221,431) – 107.5%		2,936,118,110
Liabilities, net of Cash, Receivables and Other Assets – (7.5)%		(204,398,166)
Net Assets – 100%		$2,731,719,944

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$2,813,511,503	95.8%
Canada	39,725,527	1.4
United Kingdom	18,810,161	0.6
Japan	18,707,459	0.6
France	17,599,429	0.6
Netherlands	14,934,149	0.5
Australia	8,506,748	0.3
Germany	4,323,134	0.2

Total	$2,936,118,110	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/23
Investment Companies - 6.7%
Money Markets - 6.7%
Janus Henderson Cash Liquidity Fund LLC, 5.3601%ºº	$3,040,140	$5,212	$12,660	$182,038,700
Investments Purchased with Cash Collateral from Securities Lending - 1.5%
Investment Companies - 1.5%
Janus Henderson Cash Collateral Fund LLC, 5.2832%ºº	189,430∆	-	-	40,271,725
Total Affiliated Investments - 8.2%	$3,229,570	$5,212	$12,660	$222,310,425

	Value at 6/30/23	Purchases	Sales Proceeds	Value at 9/30/23
Investment Companies - 6.7%
Money Markets - 6.7%
Janus Henderson Cash Liquidity Fund LLC, 5.3601%ºº	251,620,828	329,800,977	(399,400,977)	182,038,700
Investments Purchased with Cash Collateral from Securities Lending - 1.5%
Investment Companies - 1.5%
Janus Henderson Cash Collateral Fund LLC, 5.2832%ºº	678,968	180,725,869	(141,133,112)	40,271,725

Schedule of Futures

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
10 Year US Treasury Note	138	12/29/23	$14,912,625	$(288,944)
2 Year US Treasury Note	4,353	1/4/24	882,400,713	(1,963,555)
5 Year US Treasury Note	4,723	1/4/24	497,612,328	(5,509,689)
US Treasury Long Bond	1,127	12/29/23	128,231,469	(7,114,131)
Total - Futures Long				(14,876,319)
Futures Short:
Ultra 10-Year Treasury Note	1,431	12/29/23	(159,645,938)	4,735,285
Ultra Long Term US Treasury Bond	49	12/29/23	(5,815,688)	426,834
Total - Futures Short				5,162,119
Total				$(9,714,200)

Average Ending Monthly Value of Derivative Instruments During the Period Ended September 30, 2023

Futures contracts:
Average notional amount of contracts - long	$1,403,950,392
Average notional amount of contracts - short	152,323,684

Notes to Schedule of Investments (unaudited)

IBOR	Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA

(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2023 is $760,765,880, which represents 27.8% of net assets.

‡

Variable or floating rate security. Rate shown is the current rate as of September 30, 2023. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of September 30, 2023.

#	Loaned security; a portion of the security is on loan at September 30, 2023.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$681,032,460	$-
Corporate Bonds	-	807,076,515	-
Mortgage-Backed Securities	-	801,579,270	-
United States Treasury Notes/Bonds	-	414,004,009	-
Investment Companies	-	182,038,700	-
Investments Purchased with Cash Collateral from Securities Lending	-	50,387,156	-
Total Investments in Securities	$-	$2,936,118,110	$-
Other Financial Instruments(a):
Futures Contracts	5,162,119	-	-
Total Assets	$5,162,119	$2,936,118,110	$-
Liabilities
Other Financial Instruments(a):
Futures Contracts	$14,876,319	$-	$-

(a)

Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70264 11-23